          Home Office: Little Rock, AR
Administrative Office:
570 Carillon Parkway
St. Petersburg, FL 33716

May 4, 2016

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:            Transamerica Advisors Life Insurance Company (formerly, Merrill Lynch Life Insurance Company)
Merrill Lynch Life Variable Life Separate Account II
Modified Single Premium Variable Life Insurance Policy
(Prime Plan V- File No. 33-43058; 811-06227)

Dear Sir or Madam:

On behalf of Transamerica Advisors Life Insurance Company ("Transamerica Advisors") and the Merrill Lynch Variable Life Separate Account II (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of Prospectus and Statement of Additional Information dated May 1, 2016 for certain deferred variable life policies offered by Transamerica Advisors through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 25, 2016 via EDGAR.

Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 299-1747, if you have any questions or concerns regarding this filing.

Sincerely,

/s/ Gayle A. Morden
Gayle A. Morden
Manager – Registered Products & Distribution

Attachment
cc:  Arthur D. Woods
      Mary Jane Wilson-Bilik, Esq.
      Priscilla Hechler